Overview	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview

OVERVIEW
Rose Rock Midstream, L.P. is a Delaware limited partnership. The general partner of Rose Rock Midstream, L.P. is Rose Rock Midstream GP, LLC, which is a wholly-owned subsidiary of SemGroup Corporation. SemGroup Corporation is a Delaware corporation headquartered in Tulsa, Oklahoma that provides diversified midstream services to the energy industry.
The terms “we”, “our”, “us”, “Rose Rock”, the “Partnership” and similar language used in these notes to the consolidated financial statements refer to Rose Rock Midstream, L.P and its subsidiaries. The term “SemGroup” refers to SemGroup Corporation and its controlled subsidiaries, including Rose Rock Midstream GP, LLC.
Rose Rock's assets include the following:

•	approximately 7.6 million barrels of crude oil storage capacity in Cushing, Oklahoma;

•
a 570-mile crude oil gathering and transportation pipeline system with over 630,000 barrels of associated storage capacity in Kansas and northern Oklahoma that is connected to several third-party pipelines and refineries and our storage terminal in Cushing;

•	a crude oil gathering, storage, transportation and marketing business in the Bakken Shale in North Dakota and Montana;

•	a 17-mile crude oil pipeline that connects our Platteville, Colorado crude oil terminal to the Tampa, Colorado crude oil market;

•	a crude oil trucking fleet of over 255 transport trucks and 275 trailers;

•
a 51% interest in White Cliffs, L.L.C. ("White Cliffs"), who owns a pipeline system that runs 527 miles and consists of two 12-inch common carrier, crude oil pipelines that transport crude oil from Platteville, Colorado in the DJ Basin to Cushing, Oklahoma (the "White Cliffs Pipeline");

•
a modern, 16-lane crude oil truck unloading facility with 230,000 barrels of associated storage capacity in Platteville, Colorado which connects to the origination point of the White Cliffs Pipeline; and

•	the Wattenberg Oil Trunkline ("WOT"), a 75-mile, 12-inch diameter crude oil gathering pipeline system that transports crude oil from production facilities in the DJ Basin to the White Cliffs Pipeline.

Basis of presentation
These consolidated financial statements include the accounts of Rose Rock and its controlled subsidiaries and have been revised to reflect the impact of a common control acquisition. On February 13, 2015, we completed the acquisition of the WOT and a 50% interest in Glass Mountain Pipeline, LLC from SemGroup (Note 3). The acquisition of WOT created a change in reporting entity, which required our historical results to be revised as if WOT had been part of Rose Rock in prior periods. The accompanying historical financial statements and related notes to the consolidated financial statements have been revised to reflect this change. Prior period earnings of WOT have been allocated to the general partner. Thus, there is no change in the total amount of historical earnings attributed to common unitholders.
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. All significant transactions between Rose Rock and its consolidated subsidiaries have been eliminated. Our ownership interest in White Cliffs is reflected as an equity method investment as the other owners have substantive rights to participate in the management of White Cliffs.
Ownership
Our partnership interests include the following at December 31, 2014:

•	20,580,160 common units representing limited partner interests (of which 6,814,709 units are held by SemGroup);

•	8,389,709 subordinated units representing limited partner interests (all of which are held by SemGroup);

•
3,750,000 Class A units representing limited partner interests (all of which are held by SemGroup), which did not participate in cash distributions until conversion to common units in January 2015; and

•	a 2% general partner interest (which is held by SemGroup).